Consolidated Statements of Operations and Comprehensive (Loss)/Income (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales to related parties		$ 286,875	$ 2,449,560